SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF REVENUE ALLOCATED BY GEOGRAPHY
	2025	2024	2023
	$	$	$
Canada	497,074	4,785,711	3,485,147
United Kingdom	36,810	-	-
	533,884	4,785,711	3,485,147